Distribution Date:	09/16/22	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	144,340,588.11	0.00	409,927.27	0.00	0.00	409,927.27	144,340,588.11	38.16%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	64,573,421.00	0.00	183,388.52	0.00	0.00	183,388.52	64,573,421.00	38.16%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	307,915,000.00	0.00	942,219.90	0.00	0.00	942,219.90	307,915,000.00	38.16%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	36,905,618.06	1,266,166.26	104,793.50	0.00	0.00	1,370,959.76	35,639,451.80	38.16%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	28.05%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	22.25%	18.00%
C	46643PBL3	4.583874%	42,931,000.00	42,931,000.00	0.00	163,991.92	0.00	0.00	163,991.92	42,931,000.00	17.44%	14.38%
D	46643PAN0	4.083874%	78,460,000.00	78,460,000.00	0.00	267,017.30	0.00	0.00	267,017.30	78,460,000.00	8.66%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	78,102.08	0.00	0.00	78,102.08	28,128,000.00	5.51%	5.37%
F	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	32,884.06	0.00	0.00	32,884.06	11,843,000.00	4.18%	4.37%
NR*	46643PAU4	3.332000%	51,812,811.74	37,383,184.63	0.00	18,342.21	0.00	0.00	18,342.21	37,383,184.63	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,194,302,813.74	894,595,811.80	1,266,166.26	2,694,276.93	0.00	0.00	3,960,443.19	893,329,645.54

X-A	46643PBG4	0.957555%	919,315,000.00	644,037,627.17	0.00	513,918.03	0.00	0.00	513,918.03	642,771,460.91
X-B	46643PBH2	0.236674%	51,813,000.00	51,813,000.00	0.00	10,218.99	0.00	0.00	10,218.99	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643PAG5	1.251874%	28,128,000.00	28,128,000.00	0.00	29,343.93	0.00	0.00	29,343.93	28,128,000.00
X-F	46643PAJ9	1.251874%	11,843,000.00	11,843,000.00	0.00	12,354.95	0.00	0.00	12,354.95	11,843,000.00
X-NR	46643PAL4	1.251874%	51,812,811.74	37,383,184.63	0.00	38,999.20	0.00	0.00	38,999.20	37,383,184.63
Notional SubTotal			1,184,302,811.74	894,595,811.80	0.00	637,526.77	0.00	0.00	637,526.77	893,329,645.54

Deal Distribution Total					1,266,166.26	3,331,803.70	0.00	0.00	4,597,969.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	759.68730584	0.00000000	2.15751195	0.00000000	0.00000000	0.00000000	0.00000000	2.15751195	759.68730584
A-4A2	46643PAA8	759.68730588	0.00000000	2.15751200	0.00000000	0.00000000	0.00000000	0.00000000	2.15751200	759.68730588
A-5	46643PBE9	1,000.00000000	0.00000000	3.06000000	0.00000000	0.00000000	0.00000000	0.00000000	3.06000000	1,000.00000000
A-SB	46643PBF6	438.37147883	15.03974747	1.24475578	0.00000000	0.00000000	0.00000000	0.00000000	16.28450325	423.33173136
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.81989518	0.00000000	0.00000000	0.00000000	0.00000000	3.81989518	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	3.40322840	0.00000000	0.00000000	0.00000000	0.00000000	3.40322840	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	2.77666667	0.00000000	0.00000000	0.00000000	0.00000000	2.77666667	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	2.77666639	0.00000000	0.00000000	0.00000000	0.00000000	2.77666639	1,000.00000000
NR	46643PAU4	721.50465058	0.00000000	0.35400916	1.64936870	59.68881916	0.00000000	0.00000000	0.35400916	721.50465058
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	700.56251358	0.00000000	0.55902278	0.00000000	0.00000000	0.00000000	0.00000000	0.55902278	699.18522042
X-B	46643PBH2	1,000.00000000	0.00000000	0.19722830	0.00000000	0.00000000	0.00000000	0.00000000	0.19722830	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	1.04322846	0.00000000	0.00000000	0.00000000	0.00000000	1.04322846	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	1.04322807	0.00000000	0.00000000	0.00000000	0.00000000	1.04322807	1,000.00000000
X-NR	46643PAL4	721.50465058	0.00000000	0.75269414	0.00000000	0.00000000	0.00000000	0.00000000	0.75269414	721.50465058

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	08/01/22 - 08/30/22	30	0.00	409,927.27	0.00	409,927.27	0.00	0.00	0.00	409,927.27	0.00
A-4A2	08/01/22 - 08/30/22	30	0.00	183,388.52	0.00	183,388.52	0.00	0.00	0.00	183,388.52	0.00
A-5	08/01/22 - 08/30/22	30	0.00	942,219.90	0.00	942,219.90	0.00	0.00	0.00	942,219.90	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	104,793.50	0.00	104,793.50	0.00	0.00	0.00	104,793.50	0.00
X-A	08/01/22 - 08/30/22	30	0.00	513,918.03	0.00	513,918.03	0.00	0.00	0.00	513,918.03	0.00
X-B	08/01/22 - 08/30/22	30	0.00	10,218.99	0.00	10,218.99	0.00	0.00	0.00	10,218.99	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/22 - 08/30/22	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	08/01/22 - 08/30/22	30	0.00	29,343.93	0.00	29,343.93	0.00	0.00	0.00	29,343.93	0.00
X-F	08/01/22 - 08/30/22	30	0.00	12,354.95	0.00	12,354.95	0.00	0.00	0.00	12,354.95	0.00
X-NR	08/01/22 - 08/30/22	30	0.00	38,999.20	0.00	38,999.20	0.00	0.00	0.00	38,999.20	0.00
A-S	08/01/22 - 08/30/22	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	08/01/22 - 08/30/22	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	08/01/22 - 08/30/22	30	0.00	163,991.92	0.00	163,991.92	0.00	0.00	0.00	163,991.92	0.00
D	08/01/22 - 08/30/22	30	0.00	267,017.30	0.00	267,017.30	0.00	0.00	0.00	267,017.30	0.00
E	08/01/22 - 08/30/22	30	0.00	78,102.08	0.00	78,102.08	0.00	0.00	0.00	78,102.08	0.00
F	08/01/22 - 08/30/22	30	0.00	32,884.06	0.00	32,884.06	0.00	0.00	0.00	32,884.06	0.00
NR	08/01/22 - 08/30/22	30	3,007,187.12	103,800.64	0.00	103,800.64	85,458.43	0.00	0.00	18,342.21	3,092,645.55
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,007,187.12	3,417,262.13	0.00	3,417,262.13	85,458.43	0.00	0.00	3,331,803.70	3,092,645.55

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.583874%	42,931,000.00	42,931,000.00	0.00	163,991.92	0.00	0.00	163,991.92	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	657,602.09	0.00	0.00	657,602.09	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,597,969.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,431,567.42	Master Servicing Fee	9,529.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,717.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	385.17
ARD Interest	0.00	Senior Trust Advisor Fee	1,463.66
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,305.31
Total Interest Collected	3,431,567.42

Principal		Expenses/Reimbursements
Scheduled Principal	1,266,166.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	63,570.82
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,775.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,112.42
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,266,166.25	Total Expenses/Reimbursements	85,458.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,331,803.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,266,166.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,597,969.96
Total Funds Collected	4,697,733.67	Total Funds Distributed	4,697,733.70

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	894,595,811.80	894,595,811.80	Beginning Certificate Balance	894,595,811.80
(-) Scheduled Principal Collections	1,266,166.25	1,266,166.25	(-) Principal Distributions	1,266,166.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	893,329,645.54	893,329,645.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	896,858,914.95	896,858,914.95	Ending Certificate Balance	893,329,645.54
Ending Actual Collateral Balance	895,676,543.30	895,676,543.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP
	9,999,999 or less	23	151,492,674.59	16.96%	25	4.6595	2.081805	1.35 or less	12	177,006,271.90	19.81%	25	4.4913	0.672969
10,000,000 to 19,999,999		8	114,124,096.51	12.78%	26	4.5565	1.815130	1.36 to 1.45	2	113,612,071.72	12.72%	25	4.4919	1.390873
20,000,000 to 24,999,999		2	42,740,834.79	4.78%	26	4.5452	1.431705	1.46 to 1.55	3	71,696,199.19	8.03%	24	4.3355	1.482876
25,000,000 to 49,999,999		8	255,239,535.13	28.57%	25	4.2678	2.024892	1.56 to 1.65	7	97,209,000.10	10.88%	26	4.6002	1.607694
	50,000,000 or greater	3	217,296,868.84	24.32%	25	4.4126	1.557853	1.66 to 1.80	2	33,308,479.51	3.73%	26	4.7848	1.687875
	Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930	1.81 to 2.00	4	66,352,609.74	7.43%	25	4.5748	1.957561
								2.01 or greater	14	221,709,377.70	24.82%	25	4.2490	3.216919
								Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	112,435,635.68	12.59%	24	4.5445	NAP
							Defeased	22	112,435,635.68	12.59%	24	4.5445	NAP
California	4	59,402,189.46	6.65%	26	4.4981	1.969972
							Industrial	26	27,385,715.63	3.07%	25	4.5821	1.472416
Colorado	5	51,420,601.12	5.76%	28	4.6048	3.096884
							Lodging	8	84,231,492.49	9.43%	25	4.6774	1.180358
Delaware	1	13,311,240.27	1.49%	24	4.4300	1.640000
							Mixed Use	2	31,101,836.17	3.48%	24	4.0250	2.588878
Florida	3	18,516,787.40	2.07%	25	4.7033	2.341889
							Multi-Family	18	15,161,941.11	1.70%	26	4.7165	1.769168
Georgia	1	35,207,832.09	3.94%	25	4.3440	2.880000
							Office	23	328,084,352.63	36.73%	25	4.4911	1.769579
Illinois	19	62,099,581.61	6.95%	26	4.4223	0.291951
							Retail	43	270,678,018.42	30.30%	25	4.3193	2.003551
Kentucky	3	12,001,294.21	1.34%	24	4.9144	1.847836
							Self Storage	3	24,250,653.41	2.71%	26	4.5184	2.849067
Louisiana	1	7,254,212.84	0.81%	25	4.3900	1.490000
							Totals	145	893,329,645.54	100.00%	25	4.4544	1.815930
Michigan	2	29,574,324.41	3.31%	26	4.8637	1.670788

Mississippi	1	61,099,728.24	6.84%	24	4.2900	1.480000

Missouri	1	103,697,140.60	11.61%	25	4.4685	1.390000

Montana	1	18,267,807.91	2.04%	26	4.5000	1.300000

New York	2	32,431,062.24	3.63%	24	4.0552	2.429850

North Carolina	16	29,870,348.37	3.34%	24	4.7100	2.202366

Oklahoma	1	6,101,836.17	0.68%	26	4.4100	1.560000

Pennsylvania	2	15,020,348.42	1.68%	25	4.7322	1.467980

Rhode Island	1	12,688,369.74	1.42%	26	4.5600	1.290000

Texas	6	174,458,776.59	19.53%	25	4.2208	2.187127

Virginia	53	38,470,528.17	4.31%	24	4.7813	1.644942

Totals	145	893,329,645.54	100.00%	25	4.4544	1.815930

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP
	4.40000% or less	8	236,525,551.51	26.48%	25	4.1147	2.261055	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	17	369,824,034.17	41.40%	25	4.4881	1.656382	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	12	120,558,448.30	13.50%	26	4.7030	1.619610	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	3	40,045,653.62	4.48%	26	4.8659	1.662162	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	4	13,940,322.26	1.56%	25	5.2669	2.143588	49 months or greater	44	780,894,009.86	87.41%	25	4.4415	1.842849
	Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930	Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP
	60 months or less	44	780,894,009.86	87.41%	25	4.4415	1.842849	Interest Only	26	623,421,680.02	69.79%	25	4.3807	1.778654
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	6	35,009,809.48	3.92%	25	4.8371	4.268640
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	12	122,462,520.36	13.71%	25	4.6378	1.476159
	Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	112,435,635.68	12.59%	24	4.5445	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	36,500,000.00	4.09%	25	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	744,394,009.86	83.33%	25	4.4713	1.769439	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	893,329,645.54	100.00%	25	4.4544	1.815930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	399,590.44	149,901.09	0.00	N/A	10/01/24	--	103,847,041.70	103,697,140.60	09/01/22
3	302591166	RT	Grapevine	TX	Actual/360	3.833%	120,463.89	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	09/01/22
3A	302591167	RT	Grapevine	TX	Actual/360	3.833%	120,463.89	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	09/01/22
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	226,100.72	105,069.85	0.00	N/A	09/06/24	--	61,204,798.09	61,099,728.24	09/06/22
5	28000543	OF	Houston	TX	Actual/360	4.445%	200,951.04	0.00	0.00	10/06/24	10/06/27	--	52,500,000.00	52,500,000.00	09/06/22
6	302680010	LO	Houston	TX	Actual/360	4.486%	159,580.55	68,053.66	0.00	N/A	10/01/24	--	41,310,599.29	41,242,545.63	04/01/20
7	28000532	OF	Atlanta	GA	Actual/360	4.344%	131,895.89	52,163.75	0.00	N/A	10/06/24	--	35,259,995.84	35,207,832.09	09/06/22
8	302850008	MF	Various	FL	Actual/360	4.651%	109,818.20	43,593.10	0.00	N/A	11/01/24	--	27,422,890.62	27,379,297.52	09/01/22
9	28000536	Various Various		Various	Actual/360	4.787%	117,287.81	55,592.54	0.00	N/A	09/06/24	--	28,453,144.23	28,397,551.69	09/06/22
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	95,235.98	48,192.21	0.00	11/01/24	12/01/25	--	26,207,731.63	26,159,539.42	09/01/22
11	695100394	OF	Southfield	MI	Actual/360	4.840%	109,510.07	43,344.83	0.00	N/A	11/06/24	--	26,275,411.13	26,232,066.30	09/06/22
12	883100299	MF	New York	NY	Actual/360	4.280%	100,892.08	0.00	0.00	N/A	09/06/24	--	27,375,000.00	27,375,000.00	09/06/22
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	84,625.69	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	08/06/21
14	28000551	RT	Chatsworth	CA	Actual/360	4.530%	87,627.08	31,863.23	0.00	N/A	11/06/24	--	22,463,682.96	22,431,819.73	09/06/22
15	695100345	MF	Plano	TX	Actual/360	4.457%	58,610.67	25,579.63	0.00	N/A	08/06/24	--	15,271,259.57	15,245,679.94	09/06/22
16	695100344	MF	Frisco	TX	Actual/360	4.457%	18,951.95	8,271.26	0.00	N/A	08/06/24	--	4,938,012.12	4,929,740.86	09/06/22
18	28000528	Various Greensboro		NC	Actual/360	4.671%	77,386.65	33,099.91	0.00	N/A	09/06/24	--	19,239,641.21	19,206,541.30	09/06/22
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	79,894.91	28,815.15	0.00	N/A	10/06/24	--	20,337,830.21	20,309,015.06	09/06/22
20	302850020	IN	Billings	MT	Actual/360	4.500%	70,931.10	36,992.87	0.00	11/05/24	11/05/44	--	18,304,800.78	18,267,807.91	09/05/22
23	302850023	RT	Vallejo	CA	Actual/360	4.440%	58,932.96	31,629.81	0.00	N/A	10/01/24	--	15,414,026.70	15,382,396.89	09/01/22
24	302850024	OF	Providence	RI	Actual/360	4.560%	49,909.53	22,036.65	0.00	N/A	11/01/24	--	12,710,406.39	12,688,369.74	09/01/22
25	883100302	RT	Middletown	DE	Actual/360	4.430%	50,853.08	19,501.76	0.00	N/A	09/06/24	--	13,330,742.03	13,311,240.27	09/06/22
26	28000546	SS	Carson	CA	Actual/360	4.500%	48,913.26	20,629.30	0.00	N/A	11/06/24	--	12,622,777.43	12,602,148.13	09/06/22
27	28000529	RT	Westminster	CO	Actual/360	4.610%	48,987.90	21,326.28	0.00	N/A	10/06/25	--	12,340,384.52	12,319,058.24	09/06/22
29	883100313	OF	Various	TN	Actual/360	4.800%	45,014.18	21,093.65	0.00	N/A	07/06/24	--	10,890,528.30	10,869,434.65	09/06/22
30	302850030	MF	East Orange	NJ	Actual/360	4.450%	36,650.36	23,795.89	0.00	N/A	08/01/24	--	9,564,429.01	9,540,633.12	09/01/22
31	883100304	LO	Charlotte	NC	Actual/360	4.780%	42,670.40	20,144.46	0.00	N/A	10/06/24	--	10,366,678.49	10,346,534.03	09/06/22
32	883100316	OF	Greenwood Village	CO	Actual/360	4.600%	36,758.84	27,816.39	0.00	N/A	11/06/24	--	9,279,931.00	9,252,114.61	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	37,901.11	19,068.77	0.00	N/A	10/05/24	--	9,547,547.23	9,528,478.46	09/05/22
34	883100311	LO	Warminster	PA	Actual/360	4.737%	40,512.29	16,782.75	0.00	N/A	10/06/24	--	9,931,713.87	9,914,931.12	09/06/22
37	883100321	RT	Jacksonville	FL	Actual/360	4.300%	32,668.28	18,402.45	0.00	N/A	11/06/24	--	8,822,641.37	8,804,238.92	09/06/22
38	883100315	RT	Decatur	IL	Actual/360	4.580%	35,565.21	15,579.77	0.00	N/A	11/06/24	--	9,017,802.34	9,002,222.57	10/06/20
39	695100391	MF	Various	IL	Actual/360	4.490%	36,946.21	13,662.92	0.00	N/A	11/06/24	--	9,555,739.62	9,542,076.70	09/06/22
40	28000544	LO	Various	TX	Actual/360	4.950%	33,011.79	28,470.81	0.00	N/A	10/06/24	--	7,744,701.77	7,716,230.96	09/06/22
41	28000531	SS	San Diego	CA	Actual/360	4.515%	34,993.48	14,749.06	0.00	N/A	10/06/24	--	9,000,573.77	8,985,824.71	09/06/22
42	28000527	MU	Baltimore	MD	Actual/360	4.900%	35,755.81	16,255.41	0.00	N/A	09/06/24	--	8,474,056.02	8,457,800.61	09/06/22
43	695100389	RT	Rockford	IL	Actual/360	4.605%	31,251.04	13,631.49	0.00	10/06/24	10/06/27	--	7,880,895.95	7,867,264.46	09/06/22
44	302850044	OF	Baton Rouge	LA	Actual/360	4.390%	27,479.77	15,034.71	0.00	N/A	10/05/24	--	7,269,247.55	7,254,212.84	09/05/22
45	28000534	OF	Denver	CO	Actual/360	4.580%	27,964.71	14,229.90	0.00	N/A	10/06/24	--	7,090,643.11	7,076,413.21	09/06/22
46	695100387	RT	New York	NY	Actual/360	4.473%	28,663.93	10,732.49	0.00	N/A	10/06/24	--	7,441,794.73	7,431,062.24	09/06/22
47	28000541	RT	Glen Allen	VA	Actual/360	4.871%	25,625.24	11,931.31	0.00	N/A	10/06/24	--	6,109,287.67	6,097,356.36	09/06/22
50	695100393	MU	Tulsa	OK	Actual/360	4.410%	23,213.04	10,878.88	0.00	N/A	11/06/24	--	6,112,715.05	6,101,836.17	09/06/22
51	302850051	LO	Franklin	KY	Actual/360	4.740%	21,692.42	15,897.37	0.00	N/A	09/05/24	--	5,314,599.64	5,298,702.27	09/05/22
52	28000542	LO	Daytona Beach	FL	Actual/360	4.700%	21,309.80	14,426.65	0.00	N/A	10/06/24	--	5,265,289.76	5,250,863.11	09/06/22
53	695100386	RT	Johnstown	PA	Actual/360	4.723%	20,796.67	8,064.50	0.00	N/A	10/06/24	--	5,113,481.80	5,105,417.30	09/06/22
55	28000538	LO	Jupiter	FL	Actual/360	5.503%	21,199.99	12,117.83	0.00	N/A	10/06/24	--	4,473,803.20	4,461,685.37	09/06/22
56	28000547	MU	St Augustine	FL	Actual/360	4.800%	18,791.12	8,753.81	0.00	N/A	09/06/24	--	4,546,237.74	4,537,483.93	09/06/22
57	883100274	OF	Westerville	OH	Actual/360	4.560%	16,151.22	12,649.82	0.00	N/A	08/06/24	05/06/24	4,113,214.87	4,100,565.05	09/06/22
58	695100388	Various Various		VA	Actual/360	4.617%	17,101.59	8,581.45	0.00	N/A	10/06/24	--	4,301,474.61	4,292,893.16	09/06/22
60	883100296	RT	Owensboro	KY	Actual/360	4.700%	12,324.75	15,023.83	0.00	N/A	09/06/24	--	3,045,236.99	3,030,213.16	09/06/22
61	28000537	MF	Bowling Green	KY	Actual/360	5.343%	16,926.26	6,508.81	0.00	N/A	10/06/24	--	3,678,887.59	3,672,378.78	09/06/22
62	28000539	RT	Rochester Hills	MI	Actual/360	5.050%	14,561.25	6,224.19	0.00	N/A	10/06/24	--	3,348,482.30	3,342,258.11	09/06/22
64	28000540	RT	Bennett	CO	Actual/360	5.020%	10,651.32	0.00	0.00	10/06/24	10/06/44	--	2,464,000.00	2,464,000.00	09/06/22
Totals							3,431,567.42	1,266,166.25	0.00				894,595,811.80	893,329,645.54
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,651,074.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	39,647,457.60	19,292,374.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,862,149.91	3,222,088.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,713,764.67	1,191,021.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,723,799.00	0.00	--	--	04/11/22	13,369,580.16	1,272,127.77	175,732.79	5,324,080.51	0.00	0.00
7	6,769,186.60	3,421,424.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	15,919,211.00	17,096,039.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,135,514.80	(130,627.86)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,719,806.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,211,926.00	781,136.04	01/01/22	03/31/22	04/11/22	0.00	0.00	84,436.25	1,079,649.93	139,757.94	0.00
14	2,187,365.84	1,146,668.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,998,050.32	1,557,244.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,656,971.91	952,618.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	857,057.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,703,448.16	749,512.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,230,698.62	628,506.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,581,323.35	745,902.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,674,609.51	1,377,816.11	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	730,510.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,441,019.00	1,910,902.03	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	8,338,857.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	(104,608.70)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,019,295.14	1,074,251.29	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,551,291.70	763,274.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	100,141.00	01/01/22	03/31/22	08/11/22	3,041,549.41	214,138.83	39,094.21	961,302.14	367,156.01	0.00
39	1,250,698.87	531,688.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	976,577.39	1,515,043.65	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,339,564.95	730,689.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,007,869.77	419,499.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	591,087.12	428,620.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	728,239.60	467,775.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	697,769.30	251,066.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	683,960.04	312,169.48	01/01/22	06/30/22	--	0.00	33,555.24	0.00	0.00	0.00	0.00
50	876,702.14	353,656.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	884,259.87	1,114,152.78	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,029,038.60	1,129,946.75	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	308,542.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,165,141.70	1,287,496.51	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	172,318.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	420,803.62	207,837.93	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	423,815.65	280,102.37	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	366,023.30	204,605.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	244,510.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	136,318,273.94	67,183,074.90				16,411,129.57	1,519,821.84	299,263.24	7,365,032.58	506,913.95	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	3	75,244,768.20	0	0.00	1	9,002,222.57	0	0.00	0	0.00	0	0.00	4.454431%	4.414807%	25
08/17/22	0	0.00	0	0.00	3	75,328,401.63	0	0.00	1	9,017,802.34	0	0.00	0	0.00	2	18,604,860.48	4.454577%	4.414956%	26
07/15/22	0	0.00	0	0.00	3	75,411,711.98	0	0.00	1	9,033,320.91	0	0.00	0	0.00	0	0.00	4.456671%	4.414962%	27
06/17/22	0	0.00	0	0.00	3	75,500,992.71	0	0.00	1	9,049,925.34	0	0.00	0	0.00	0	0.00	4.456825%	4.413122%	28
05/17/22	0	0.00	0	0.00	3	75,583,636.33	0	0.00	1	9,065,317.71	0	0.00	0	0.00	0	0.00	4.456969%	4.413264%	29
04/18/22	0	0.00	0	0.00	3	75,672,274.26	0	0.00	1	9,081,800.48	0	0.00	0	0.00	0	0.00	4.457120%	4.413414%	30
03/17/22	0	0.00	0	0.00	3	75,754,256.22	0	0.00	1	9,097,067.64	0	0.00	0	0.00	0	0.00	4.457262%	4.413553%	31
02/17/22	0	0.00	0	0.00	3	75,854,930.45	0	0.00	1	9,115,740.33	0	0.00	0	0.00	0	0.00	4.457430%	4.413720%	32
01/18/22	0	0.00	0	0.00	3	75,936,206.81	0	0.00	1	9,130,874.16	0	0.00	0	0.00	1	19,531,323.43	4.457569%	4.413857%	33
12/17/21	1	4,215,249.55	0	0.00	3	76,017,169.20	0	0.00	1	9,145,948.54	0	0.00	0	0.00	0	0.00	4.459123%	4.414657%	34
11/18/21	1	4,227,984.25	0	0.00	3	76,104,186.20	0	0.00	1	9,162,124.74	0	0.00	0	0.00	0	0.00	4.459267%	4.414797%	35
10/18/21	0	0.00	1	25,000,000.00	2	51,184,499.68	0	0.00	1	9,177,076.35	0	0.00	0	0.00	0	0.00	4.459400%	4.414927%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	302680010	04/01/20	28	6	175,732.79	5,324,080.51	1,442,689.27	43,193,040.30	05/18/20	10	08/31/21
13	883100295	08/06/21	12	6	84,436.25	1,079,649.93	146,757.94	25,000,000.00	06/02/20	13
38	883100315	10/06/20	22	6	39,094.21	961,302.14	417,911.18	9,360,037.47	05/21/20	7			06/02/21
Totals					299,263.24	7,365,032.58	2,007,358.39	77,553,077.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		240,400,315	215,400,315	25,000,000		0
25 - 36 Months		533,351,660	483,106,892	41,242,546		9,002,223
37 - 48 Months		38,478,598	38,478,598	0		0
49 - 60 Months		0	0	0		0
> 60 Months		81,099,072	81,099,072	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	893,329,646	818,084,877	0	0	66,242,546	9,002,223
Aug-22	894,595,812	819,267,410	0	0	66,310,599	9,017,802
Jul-22	914,501,756	839,090,044	0	0	66,378,391	9,033,321
Jun-22	915,890,196	840,389,203	0	0	66,451,067	9,049,925
May-22	917,180,764	841,597,127	0	0	66,518,319	9,065,318
Apr-22	918,559,065	842,886,791	0	0	66,590,474	9,081,800
Mar-22	919,839,198	844,084,942	0	0	66,657,189	9,097,068
Feb-22	921,393,738	845,538,807	0	0	66,739,190	9,115,740
Jan-22	922,662,789	846,726,582	0	0	66,805,333	9,130,874
Dec-21	943,484,892	863,252,474	4,215,250	0	66,871,221	9,145,949
Nov-21	944,866,707	864,534,537	4,227,984	0	66,942,061	9,162,125
Oct-21	946,147,040	869,962,540	0	25,000,000	42,007,423	9,177,076
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	302680010	41,242,545.63	43,193,040.30	67,600,000.00	02/24/22	1,468,420.00	0.30000	12/31/21	10/01/24	I/O
13	883100295	25,000,000.00	25,000,000.00	42,100,000.00	03/14/22	708,042.04	2.84000	03/31/22	09/06/24	I/O
38	883100315	9,002,222.57	9,360,037.47	8,200,000.00	06/02/22	93,403.00	0.61000	03/31/22	11/06/24	I/O
Totals		75,244,768.20	77,553,077.77	117,900,000.00		2,269,865.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	302680010	LO	TX	05/18/20	10

13	883100295	MU	NY	06/02/20	13

38	883100315	RT	IL	05/21/20	7

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
49	302850049 10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	(6,925.62)	4,839,187.44	69.13%
54	695100376 08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	193,050.00	4,168,748.75	75.79%
59	28000548 01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	0.00	236,653.48	3,048,226.95	68.04%
63	695100392 08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	0.00	1,474,100.51	49.13%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,167,819.51	8,850,000.00	6,866,086.08	3,651,308.08	6,866,086.08	3,214,778.00	13,953,041.51	0.00	422,777.86	13,530,263.65

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
49	302850049	11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00	4,839,187.44
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
54	695100376	01/18/22	0.00	0.00	4,168,748.75	0.00	0.00	(193,050.00)	0.00	0.00	4,168,748.75
		08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00
59	28000548	08/17/22	0.00	0.00	3,048,226.95	0.00	0.00	(41,357.13)	0.00	0.00	3,048,226.95
		12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.04	13,530,263.65	(3,284,880.43)	0.00	16,815,144.08	0.00	0.00	16,815,144.08

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	3,311.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,893.25	0.00	0.00	51,588.38	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	11,982.44	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	425.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	375.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,775.19	0.00	4,112.42	63,570.82	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,458.43

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Supplemental Notes
None

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